Shareholders' Equity	12 Months Ended
Mar. 31, 2025
Shareholders' Equity [Abstract]
Shareholders' Equity

14. Shareholders’ Equity

Ordinary shares

As discussed in the Note 1 to the consolidated financial statements regarding reorganization, the ordinary shares issuance and outstanding are summarized below.

a. Ordinary shares before re-designation

Date	Events	Number of shares	Par value	Amount
June 27, 2024	Share issued upon incorporation	5,000,000,000	0.00001	50,000
July 24, 2024	Share surrender and cancellation by sole shareholder	(4,973,495,000)	0.00001	(49,735)
July 24, 2024	Re-designate shares into Class A Ordinary Shares	(26,505,000)	0.00001	(265)
July 24, 2024	Re-designate shares into Class B Ordinary Shares	(1,995,000)	0.00001	(20)
	Ordinary shares before re-designation issued and outstanding after reorganization	-	0.00001	-

b. Class A Ordinary Shares

Date	Events	Number of shares	Par value	Amount
July 24, 2024	Re-designate shares into Class A Ordinary Shares issued and outstanding after reorganization	26,505,000	0.00001	265
January 23, 2025	Issue of shares pursuant to IPO*	1,500,000	0.00001	15
February 6, 2025	Issue of shares pursuant to IPO*	225,000	0.00001	2
	Class A Ordinary Shares issued and outstanding as of March 31, 2025	28,230,000	0.00001	282

*	On January 23, 2025, the Company completed its initial public offering on NASDAQ, under the ticker symbol “SKBL”. Under this offering, 1,500,000 ordinary shares were issued at a price of $4.00 per share. In addition, the Company granted a 45-day option to the underwriter to purchase up to an additional 225,000 ordinary shares at the public offering price, less underwriting discounts, to cover over-allotment, if any. On February 6, 2025, the underwriter exercised the over-allotment option in full to purchase an additional 225,000 ordinary shares. On January 23, 2025, the Company closed its initial public offering and the exercise of the over-allotment option, received net proceeds of US$4,807,322 from the offering after deducting underwriting discounts and offering expenses of US$2,092,678 from the gross proceeds of US$6,900,000.

c. Class B Ordinary Shares

Date	Events	Number of shares	Par value	Amount
July 24, 2024	Re-designate shares into Class B Ordinary Shares	1,995,000	0.00001	20
	Class B Ordinary Shares issued and outstanding after reorganization and as of March 31, 2025	1,995,000	0.00001	20

Dividends

The holders of our Ordinary Shares are entitled to such dividends as may be declared by our board of directors out of our funds which are lawfully available for that purpose. In addition, our Shareholders may declare dividends by ordinary resolution, but no dividend shall exceed the amount recommended by our directors. Under the laws of the Cayman Islands, our Company may pay a dividend out of either profit or the credit standing in the Company’s share premium account, provided that in no circumstances may a dividend be paid if this would result in our Company being unable to pay its debts as they fall due in the ordinary course of business immediately following the date on which the distribution or dividend is paid.

Voting rights

Holders of Class A Ordinary Shares and Class B Ordinary Shares shall, at all times, vote together as one class on all matters submitted to a vote by the members at any general meeting of the Company.

Holders of our Ordinary Shares may vote on all matters submitted to a vote of our shareholders, except as may otherwise be required by law. Subject to any rights or restrictions as to voting attached to any shares, (i) on a show of hands every shareholder present in person or by proxy (or, if a corporation or other non-natural person, by its duly authorized representative or proxy) shall, at a general meeting of our Company, have one vote for each Class A Ordinary Share and 20 votes for each Class B Ordinary Share in each case of which he is the holder; and (ii) on a poll every shareholder present in person or by proxy (or, if a corporation or other non-natural person, by its duly authorized representative or proxy) shall have one vote for each Class A Ordinary Share and 20 votes for each Class B Ordinary Share of which he or the person represented by proxy is the holder.

Voting at any meeting of shareholders is by show of hands unless a poll (before or on the declaration of the result of the show of hands) is demanded. A poll may be demanded by the chairperson of such meeting or any one or more shareholders who together hold not less than 10% of the votes attaching to the total shares that are present in person or by proxy.

At any general meeting a resolution put to the vote of the meeting shall be decided on a show of hands unless voting by poll is demanded by the chairman of the meeting or any one or more shareholders who together hold not less than 10 percent of the votes attaching to the total shares that are present in person or by proxy.

Any ordinary resolution is a resolution passed by a simple majority of the shareholders as, being entitled to do so, vote in person or by proxy at a general meeting of our Company and includes a unanimous written resolution.

A special resolution will be required for important matters such as amending our memorandum and articles of association or changing the name of the Company.

There are no limitations on non-residents or foreign shareholders to hold or exercise voting rights on the Ordinary Shares imposed by foreign law or by the amended and restated memorandum and articles of association or other constituent document of our company. However, no person will be entitled to vote at any general meeting or at any separate meeting of the holders of the Ordinary Shares unless the person is registered as of the record date for such meeting and unless all calls or other sums presently payable by the person in respect of Ordinary Shares in the Company have been paid.

Cash dividend

No dividend was paid, proposed or declared for the ordinary shareholders of the Company for the year ended March 31, 2025 (2024: US$549,521).